OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, $ in Millions		Jan. 21, 2020 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Composition of bonds payable
Other current financial liabilities			$ 47,763,039	$ 38,566,724
Other non-current financial liabilities			$ 1,041,048,972	989,829,569
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate			2.83%
Composition of bonds payable
Bonds (face value)			$ 5,700,000
Bonds payable (current)
Composition of bonds payable
Bonds (face value)	[1]		26,103,215	19,347,033
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)	[1]		1,027,864,462	925,968,913
Bonds payable, net
Composition of bonds payable
Bonds (face value)	[1]		1,053,967,677	945,315,946
Other current financial liabilities	[2],[3]		25,383,339	18,705,015
Other non-current financial liabilities	[2],[3]		$ 1,020,661,942	$ 918,921,342
Issuance of corporate bonds on international markets | Corporate bonds
Bonds payable
Bonds issued		$ 300
Term of bonds		30 years
Annual interest rate		3.95%

[1]	Gross amounts do not consider discounts related to issuance.
[2]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[3]	Amounts net of issuance expenses and discounts related to issuance.